INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Cost	$ 579,180	$ 609,593
Accumulated amortization	(291,367)	(249,898)
Impairment loss
Net carrying values	287,813	359,695
Impairment loss on intangible assets	0	0	$ 0
General and administrative expenses [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 57,807	57,687	$ 51,316
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average economic life	10 years
Cost	$ 268,393	280,974
Accumulated amortization	(155,611)	(138,507)
Impairment loss
Net carrying values	$ 112,782	142,467
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average economic life	10 years
Cost	$ 310,787	328,619
Accumulated amortization	(135,756)	(111,391)
Impairment loss
Net carrying values	$ 175,031	$ 217,228